Goodwill (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill

The goodwill was acquired as a result of the acquisitions of U-Protein, IPA Europe and BioStrand. The changes in the value of goodwill during the fiscal years ended April 30, 2026, and 2025 are as follows:

(in thousands)	$
Balance, April 30, 2024	7,657
Foreign exchange	573
Balance, April 30, 2025	8,230
Disposal of subsidiary	(8,297)
Foreign exchange	67
Balance, April 30, 2026	—

Schedule of In Tabular Form Of Allocating Goodwill To Cash Generating Units	For annual impairment testing, goodwill is allocated to the following cash-generating units ("CGU"):

(in thousands)	April 30, 2026 $	April 30, 2025 $
Oss	—	3,272
Utrecht	—	4,958
	—	8,230

Schedule of information for cash-generating units	The recoverable amount, growth rate assumptions and discount rates for each CGU as of April 30, 2025 are as follows:

	Recoverable amount		Terminal growth rates		Discount rates
(in thousands)	2026 $	2025 $	2026 $	2025 $	2026 $	2025 $
Oss	—	7,039	—	2.0%	—	22.0%
Utrecht	—	11,422	—	2.5%	—	19.0%
BioStrand	—	—	—	—	—	—